Hedge accounting - Hedged item information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Notional value	R$ 2,537,950	R$ 248,896	R$ 225,901
Fair value adjustments	4,376	5,946	18,645
Book value	(13,768)	(7,133)	(17,495)
Hedge of Fair Value
Disclosure of detailed information about hedged items [line items]
Notional value	2,188,732	0	0
Fair value adjustments	(47,923)	0	0
Book value	46,795	0	0
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional value	349,218	248,896	225,901
Fair value adjustments	52,299	5,946	18,645
Book value	R$ (60,563)	R$ (7,133)	R$ (17,495)